LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	2012	2011
Long-term debt:
8.5% Senior Notes due 2013	247,766	274,209
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	78,505	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	107,910	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,272,019	1,436,672
	1,831,200	1,910,464
Less: current portion of long-term debt	(157,689)	(150,342)
	1,673,511	1,760,122

 The outstanding debt as of December 31, 2012, is repayable as follows:

(in thousands of $) Year ending December 31
2013	157,689
2014	311,235
2015	318,816
2016	183,104
2017	166,481
Thereafter	693,875
Total debt	1,831,200

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2012, was 4.17% per annum (2011: 4.51%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2012, the three month dollar LIBOR was 0.306% (2011: 0.581%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.83% (2011: 2.89%).

8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580 million of 8.5% senior notes. Interest on the notes is payable in cash semi-annually in arrears on June 15 and December 15. The notes were not redeemable prior to December 15, 2008, except in certain circumstances. After this date the Company may redeem notes at redemption prices which reduce from an initial redemption price of 104.25% to a redemption price of 100% from December 15, 2011, onwards.

In 2004, 2005 and 2006, the Company bought back and canceled notes with an aggregate principal amount of $130.9 million. No notes were bought in 2007 and 2008. In 2009, 2010, 2011 and 2012 the Company purchased notes with principal amounts totaling $148.0 million, $5.0 million, $21.9 million and $26.4 million, respectively, which are being held as treasury notes. Losses of $122,000 and $13,000 were recorded on the purchases in 2012 and 2010, respectively, and gains of $521,000 and $20.6 million were recorded on the purchases in 2011 and 2009, respectively. The net amount outstanding at December 31, 2012, was $247.8 million (2011: $274.2 million). In January 2013, the Company issued $350.0 million senior unsecured convertible bonds due 2018, the proceeds of which were partly used in March 2013 to fully repay the outstanding 8.5% Senior Notes (see also Note 27: Subsequent events). Accordingly, the 8.5% Senior Notes are shown as repayable after 2017 in the above table.

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014. The bonds may, in their entirety, be redeemed at the Company's option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK10.0 million in 2012, NOK13.0 million in 2011 and NOK40.5 million in 2010, which are being held as treasury bonds. The net amount outstanding at December 31, 2012, was NOK436.5 million, equivalent to $78.5 million (2011: NOK446.5 million, equivalent to $74.6 million).

3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.73. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. At December 31, 2012, the full amount of NOK600 million was outstanding, equivalent to $107.9 million.

$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, those long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continues without recourse to the Company, as part of the amended agreement the Company now guarantees that revenues received by the vessel-owning subsidiaries will achieve certain minimum levels for each vessel. This performance guarantee is, however, limited to $25 million in aggregate. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at December 31, 2012, was $174.8 million (2011: $175.0 million).

$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels. One of the vessels was sold in January 2008 and the loan facility now relates to the remaining four vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2012, was $82.4 million (2011: $90.8 million).

$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2012, was $45.5 million (2011: $51.9 million).

$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of the container vessel SFL Europa. The facility bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2012, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2012, was $7.0 million (2011: $9.0 million).

$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. At December 31, 2012, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2012, was $29.3 million (2011: $33.3 million).

$58 million secured revolving credit facility
In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks. The proceeds of the facility were secured against two container vessels, Heung-A Green (ex Asian Ace) and Green Ace. The facility bears interest at LIBOR plus a margin and has a term of five years. At December 31, 2012, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2012, was $23.0 million (2011: $33.6 million).

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Glorycrown. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2012, was $34.8 million (2011: $37.6 million).

$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline. Seven of the vessels were sold during 2011 and 2012, and the facility was secured against the remaining 19 vessels at December 31, 2012. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. The net amount outstanding at December 31, 2012, was $313.0 million (2011: $439.8 million). The available amount under the revolving part of the facility at December 31, 2012 was $36.3 million (2011: $nil).

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Everbright. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2012, was $34.8 million (2011: $37.6 million).

$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against the newly acquired Supramax drybulk carriers SFL Hudson and SFL Yukon. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2012, was $45.9 million (2011: $49.8 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against the jack-up drilling rig Soehanah. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2012, was $52.5 million (2011: $87.5 million). The available amount under the revolving part of the facility at December 31, 2012 was $25.0 million (2011: $nil).

$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three newbuilding Supramax drybulk carriers. Two of the vessels were delivered in 2011 and the third in 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately eight years. The Company has provided a limited corporate guarantee for this facility. The net amount outstanding at December 31, 2012, was $68.4 million (2011: $64.7 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is a Chinese export credit and is supported by China Export & Credit Insurance Corporation, or SINOSURE, which was provided an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against the newbuilding container vessel SFL Avon, delivered in 2010, and seven newbuilding Handysize drybulk carriers, two of which were delivered in 2011 and four of which were delivered in 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The undrawn commitment at December 31, 2012 was $17.9 million, relating to the vessel not yet delivered. The net amount outstanding at December 31, 2012, was $140.3 million (2011: $96.8 million).

$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at LIBOR plus a margin and will be secured against the relevant securities. The facility had not been utilized as at December 31, 2012. The available amount under this facility at December 31, 2012 was $18.9 million (2011: $11.7 million).

$167 million secured term loan and revolving credit facility
In July 2011, the Company entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks, to refinance a facility which matured in 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured against five VLCCs. The net amount outstanding at December 31, 2012 was $130.3 million (2011: previous facility $144.1 million). The available amount under the revolving part of the facility at December 31, 2012 was $1.7 million (2011: previous facility $nil).

$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184.0 million secured loan facility with a bank, secured against four newbuilding container vessels scheduled for delivery in 2013 and 2014. The facility bears interest at LIBOR plus a margin and has a term of approximately 12 years from delivery of each vessel. The facility is for both pre- and post-delivery financing. The net amount outstanding at December 31, 2012 was $36.8 million (2011: $nil), relating to pre-delivery financing of installments paid to the yard. The undrawn commitment at December 31, 2012 was $147.2 million (2011: $nil) relating to future yard instalments.

$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2012 was $53.2 million (2011: $nil).

The aggregate book value of assets pledged as security against borrowings at December 31, 2012, was $2,240 million (2011: $2,241 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2012, the Company is in compliance with all of the covenants under its long-term debt facilities.